Discontinued Operations - Schedule of Operation of the Company Classified as Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
REVENUES
Total revenues	$ 187,469	$ 403,558	$ 259,757	$ 5,913,461	$ 21,297,642
COSTS OF REVENUES
Total costs of revenues	22,132	42,944	63,196	4,914,945	21,640,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	165,337	360,614	196,561	998,516	(343,141)
OPERATING EXPENSES:
Advertising		91	20,568	44,488	15,243
Professional fees	105,227	187,006	206,660	747,252	857,364
Compensation and related benefits	134,640	159,240	239,848	825,315	702,625
Amortization of intangible assets	3,275	3,370	3,466	13,813	8,549
Bad debt expense – related parties				6,141,000	650,285
Other general and administrative	74,210	75,534	60,693	300,071	226,262
Impairment loss
Total operating expenses	317,352	425,241	531,235	8,071,939	2,460,328
LOSS FROM OPERATIONS	(152,015)	(64,627)	(334,674)	(7,073,423)	(2,803,469)
OTHER (EXPENSE) INCOME:
Interest expense - related parties	(80,703)	(82,186)	(308)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations
Gain on extinguishment of vendor obligations
Gain on termination of GSS GSA – related party				6,082,962
Gain on extinguishment of due to affiliates
Other (expense) income	49,963	(11,162)	766	12,161	36,568
Total other (expense) income, net	(30,740)	(93,348)	458	5,932,502	35,355
NET LOSS	(182,755)	(157,975)	(334,216)	(1,140,921)	(2,768,114)
General Support Services [Member]
REVENUES
Total revenues				4,800,000	19,200,000
COSTS OF REVENUES
Total costs of revenues				4,650,000	18,775,000
GROSS PROFIT (LOSS)
Total gross profit (loss)				150,000	425,000
Financial Services [Member]
REVENUES
Total revenues	187,469	403,558	259,757	1,113,461	2,097,642
COSTS OF REVENUES
Total costs of revenues	22,132	42,944	63,196	264,945	2,865,783
GROSS PROFIT (LOSS)
Total gross profit (loss)	$ 165,337	$ 360,614	$ 196,561	$ 848,516	$ (768,141)